Employee Benefit Plan, Statement of Change in Net Asset Available for Benefit (Statement) - EBP 001 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution, Excluding Rollover	$ 9,812
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution, Rollover	7,693
EBP, Change in Net Asset Available for Benefit, Increase from Employer Contribution, Cash	3,875
EBP, Change in Net Asset Available for Benefit, Increase from Contribution	21,380
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Gain (Loss) on Investment	30,668
EBP, Change in Net Asset Available for Benefit, Increase from Interest and Dividend Income on Investment	1,678
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Other Investment Income (Loss)	32,346
EBP, Change in Net Asset Available for Benefit, Increase	53,726
EBP, Change in Net Asset Available for Benefit, Decrease from Payment to Participant	41,268
EBP, Change in Net Asset Available for Benefit, Decrease from Administrative Expense	281
EBP, Change in Net Asset Available for Benefit, Decrease	41,549
EBP, Change in Net Asset Available for Benefit, Increase (Decrease), Before Transfer to (from) Plan	12,177
EBP, Change in Net Asset Available for Benefit, Transfer to (from) Plan	9,747
EBP, Change in Net Asset Available for Benefit, Increase (Decrease)	21,924
EBP, Net Asset Available for Benefit	$ 279,929